Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans

15. Employee Benefit Plans

The Company maintains defined benefit pension plans for certain of its employees and provides certain postretirement medical and life insurance benefits for a portion of its employees. At December 31, 2011, substantially all the domestic pension and postretirement plans are frozen to new entrants and to future benefit accruals. Benefit obligations are calculated using generally accepted actuarial methods. Actuarial gains and losses are amortized using the corridor method over the average remaining service life of its active employees. The pension and postretirement benefit obligations are measured as of December 31, for 2012 and 2011.

Net Periodic Expense

The components of net periodic pension and postretirement benefit expense for 2012, 2011 and 2010 are as follows:

	Pension Benefits
	2012			2011			2010
(in millions)	Domestic	Foreign	Total	Domestic	Foreign	Total	Domestic	Foreign	Total
Service cost	$0.2	$1.9	$2.1	$0.2	$1.9	$2.1	$0.2	$1.6	$1.8
Interest cost	14.5	2.6	17.1	15.9	2.8	18.7	17.6	2.5	20.1
Expected return on plan assets	(16.3)	(1.4)	(17.7)	(15.6)	(1.4)	(17.0)	(13.6)	(1.2)	(14.8)
Amortization:
Net actuarial loss	7.1	0.2	7.3	3.2	—	3.2	3.3	—	3.3

Net periodic cost	5.5	3.3	8.8	3.7	3.3	7.0	7.5	2.9	10.4
Curtailments and settlements	—	—	—	1.6	—	1.6	1.9	(0.1)	1.8

Total expense	$5.5	$3.3	$8.8	$5.3	$3.3	$8.6	$9.4	$2.8	$12.2

Assumptions
Weighted average assumption used to calculate net periodic cost:
Discount rate	4.50%	4.30%	4.47%	5.25%	4.78%	5.18%	5.79%	5.12%	5.69%
Expected return on plan assets	8.00%	4.53%	7.60%	8.00%	4.83%	7.63%	8.21%	5.16%	7.87%
Rate of compensation increase	—	2.51%	2.51%	—	2.98%	2.98%	—	2.98%	2.98%

	Postretirement Benefits
(in millions)	2012	2011	2010
Service cost	$0.1	$0.3	$0.3
Interest cost	0.3	0.7	0.7
Amortization:
Prior service benefit	(0.4)	(0.8)	(0.8)
Net actuarial gain	(0.1)	(0.1)	—

Net periodic cost (credit)	(0.1)	0.1	0.2
Curtailments and settlements	—	(7.3)	—

Total expense (credit)	$(0.1)	$(7.2)	$0.2

Assumptions
Weighted average assumption used to calculate net periodic cost:
Discount rate	4.40%	5.50%	5.96%

The amount of AOCI expected to be recognized in net periodic benefit cost for the year ending December 31, 2013 is as follows:

	Pension Benefits
(in millions)	Domestic	Foreign	Total	Postretirement
Prior service cost (credit)	$—	$(0.1)	$(0.1)	$0.4
Net actuarial loss (gain)	(7.4)	(0.4)	(7.8)	0.1

	$(7.4)	$(0.5)	$(7.9)	$0.5

Funded Status

The following table provides a reconciliation of the benefit obligation, plan assets and the funded status of the pension and postretirement plans as of December 31, 2012 and 2011:

	Pension Benefits						Postretirement Benefits
	2012			2011			2012	2011
(in millions)	Domestic	Foreign	Total	Domestic	Foreign	Total
Change in benefit obligation:
Benefit obligation at beginning of year	$334.3	$60.9	$395.2	$313.1	$58.3	$371.4	$7.8	$15.3
Acquisitions	—	—	—	—	—	—	—	—
Service cost	0.2	1.9	2.1	0.2	1.9	2.1	0.1	0.3
Interest cost	14.5	2.6	17.1	15.9	2.8	18.7	0.3	0.7
Curtailments and settlements	—	(0.7)	(0.7)	(1.7)	(0.2)	(1.9)	—	—
Amendments	—	0.3	0.3	—	—	—	—	(8.1)
Actuarial loss (gain)	21.1	8.6	29.7	27.8	2.7	30.5	(0.3)	—
Participant contributions	—	—	—	—	—	—	0.3	0.4
Benefits paid	(21.7)	(2.9)	(24.6)	(21.0)	(3.1)	(24.1)	(0.6)	(0.8)
Foreign currency translation and other	—	0.9	0.9	—	(1.5)	(1.5)	—	—

Benefit obligation at end of year(a)	348.4	71.6	420.0	334.3	60.9	395.2	7.6	7.8

Change in plan assets:
Fair value of plan assets at beginning of year	$234.6	$30.2	$264.8	$221.6	$29.3	$250.9	$—	$—
Acquisitions	—	—	—	—	—	—	—	—
Actual return on plan assets	27.7	1.5	29.2	9.5	1.3	10.8	—	—
Company contributions	15.9	4.3	20.2	26.2	3.8	30.0	0.3	0.4
Settlements	—	(0.7)	(0.7)	(1.7)	(0.2)	(1.9)	—	—
Participant contributions	—	—	—	—	—	—	0.3	0.4
Benefits paid	(21.7)	(2.9)	(24.6)	(21.0)	(3.1)	(24.1)	(0.6)	(0.8)
Foreign currency translation and other	—	1.1	1.1	—	(0.9)	(0.9)	—	—

Fair value of plan assets at end of year	256.5	33.5	290.0	234.6	30.2	264.8	—	—

Net (liability) recognized in the consolidated balance sheet	$(91.9)	$(38.1)	$(130.0)	$(99.7)	$(30.7)	$(130.4)	$(7.6)	$(7.8)

Assumptions
Weighted average assumption used to calculate benefit obligation:
Discount rate	3.95%	3.34%	3.85%	4.50%	4.30%	4.47%	3.90%	4.40%
Rate of compensation increase	—	2.56%	2.56%	—	2.51%	2.51%	—	—
Healthcare cost trend rate:
Current:
Pre-Age 65	—	—	—	—	—	—	6.75%	7.00%
Post-Age 65	—	—	—	—	—	—	6.75%	7.00%
Ultimate	—	—	—	—	—	—	4.50%	4.50%

(a)	The accumulated benefit obligation for all defined benefit pension plans was $414 and $390 at December 31, 2012 and 2011, respectively.

Amounts recognized in the Company’s consolidated balance sheets at December 31, 2012 and 2011 consist of:

	Pension Benefits		Postretirement Benefits
(in millions)	2012	2011	2012	2011
Other assets	$2.3	$2.4	$—	$—
Accrued benefit cost	(132.3)	(132.8)	(7.6)	(7.8)

Net amount recognized	$(130.0)	$(130.4)	$(7.6)	$(7.8)

Summary of under-funded or non-funded pension benefit plans with projected benefit obligation in excess of plan assets at December 31, 2012 and 2011:

	Pension Benefits
(in millions)	2012	2011
Projected benefit obligation	$408.6	$383.5
Fair value of plan assets	276.3	250.7

Summary of pension plans with accumulated benefit obligations in excess of plan assets at December 31, 2012 and 2011:

	Pension Benefits
(in millions)	2012	2011
Accumulated benefit obligation	$400.0	$379.3
Fair value of plan assets	272.8	250.7

The Company employs a total return investment approach for its pension plans whereby a mix of equities and fixed income investments are used to maximize the long-term return of pension plan assets. The intent of this strategy is to minimize plan expenses by outperforming plan liabilities over the long run. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and the Company’s financial condition. The domestic investment portfolios contain a diversified blend of equity and fixed-income investments. The domestic equity investments are diversified across geography and market capitalization through investments in U.S. large-capitalization stocks, U.S. small-capitalization stocks and international securities. The domestic fixed income investments are primarily comprised of investment-grade and high-yield securities through investments in corporate and government bonds, government agencies and asset-backed securities. The Level 1 and Level 2 investments are primarily based upon quoted market prices and the classification between Level 1 and Level 2 is based upon the valuation frequency of the investments. The domestic Level 3 investments are primarily comprised of hedge fund of funds whose assets are primarily valued based upon the net asset value per share and an insurance contract valued at contract value. The Company maintains numerous foreign defined benefit pension plans. The asset allocations for the foreign investment may vary by plan and jurisdiction and are primarily based upon the plan structure and plan participant profile. The foreign Level 3 investments are primarily comprised of insurance contracts valued at contract value. Investment risk is measured and monitored on an ongoing basis through annual liability measurements, periodic asset/liability studies and quarterly investment portfolio reviews.

The expected long-term rate of return for plan assets is based upon many factors, including expected asset allocations, historical asset returns, current and expected future market conditions, risk and active management premiums. The expected long-term rate of return is adjusted when there are fundamental changes in expected returns on the Company’s defined benefit pension plan’s investments. The Company’s target asset allocation for 2012 and 2011 is as follows: equities—approximately 25%-40%; bonds—approximately 20%-40%; and cash alternatives investments and other—approximately 25%-45%. Actual asset allocations may vary from the targeted allocations for various reasons, including market conditions and the timing of transactions.

The composition of domestic pension plan assets at December 31, 2012 and 2011 is as follows:

	Fair Value Measurements of Plan Assets—Domestic Plans
(in millions)	December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds:
Domestic	$10.5	$33.7	$—	$44.2
International	—	48.6	—	48.6
Fixed income securities and funds:
Investment-grade	62.4	—	—	62.4
High-yield	—	14.0	—	14.0
Alternative investments	26.0	45.2	12.9	84.1
Cash and other	2.0	—	1.2	3.2

Total	$100.9	$141.5	$14.1	$256.5

	Fair Value Measurements of Plan Assets—Domestic Plans
(in millions)	December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds:
Domestic	$7.3	$31.7	$—	$39.0
International	—	41.2	—	41.2
Fixed income securities and funds:
Investment-grade	60.7	—	—	60.7
High-yield	—	12.3	—	12.3
Alternative investments	22.5	42.8	12.0	77.3
Cash and other	2.8	—	1.3	4.1

Total	$93.3	$128.0	$13.3	$234.6

The composition of foreign pension plan assets at December 31, 2012 and 2011 is as follows:

	Fair Value Measurements of Plan Assets—Foreign Plans
(in millions)	December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds	$5.9	$—	$—	$5.9
Fixed income securities and funds	10.4	—	—	10.4
Cash and other	1.0	—	16.2	17.2

Total	$17.3	$—	$16.2	$33.5

	Fair Value Measurements of Plan Assets—Foreign Plans
(in millions)	December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total
Equity securities and funds	$5.1	$—	$—	$5.1
Fixed income securities and funds	8.9	—	—	8.9
Cash and other	0.9	—	15.3	16.2

Total	$14.9	$—	$15.3	$30.2

The activity for Level 3 pension plan assets for 2012 and 2011 is as follows:

	Level 3 Pension Plan Assets
(in millions)	Domestic Plans	Foreign Plans
Balance, December 31, 2010	$15.0	$15.3
Actual return on plan assets:
Relating to assets held at year-end	(0.2)	0.5
Purchases, sales, settlements and other, net	8.3	(0.5)
Transfers in/(out)	(9.8)	—

Balance, December 31, 2011	$13.3	$15.3
Actual return on plan assets:
Relating to assets held at year-end	1.3	0.6
Relating to assets sold during the period	(0.3)	—
Purchases, sales, settlements and other, net	(0.2)	0.3

Balance, December 31, 2012	$14.1	$16.2

Domestic Contributions

In 2013, the Company expects to make cash contributions of approximately $11 and $0.6 to its domestic pension and postretirement plans, respectively. These contributions are for both funded and unfunded plans and are net of participant contributions.

Foreign Contributions

The Company funds its pension plans in amounts consistent with applicable laws and regulations and expects to make cash contributions of approximately $6 in 2013.

Information about the expected benefit payments for the Company’s pension and postretirement plans are as follows:

Years Ending December 31,	Pension Plans	Postretirement Plans
	(in millions)
2013	$27.8	$0.6
2014	25.9	0.5
2015	24.3	0.5
2016	24.6	0.5
2017	24.5	0.5
Next 5 years	127.4	2.4

The current healthcare cost trend rate gradually declines through 2028 to the ultimate trend rate and remains level thereafter. A one percentage point change in assumed healthcare cost trend rates would not have a material effect on the postretirement benefit obligation or the service and interest cost components of postretirement benefit costs.

The Company sponsors a defined contribution savings plan for substantially all of its U.S. employees. Under provisions for this plan, employees may contribute a percentage of eligible compensation on both a before-tax basis and after-tax basis. The Company generally matches a percentage of a participating employee’s before-tax contributions. For 2012, 2011 and 2010, the defined contribution savings plan expense was $6.4, $4.9 and $5.5, respectively.